Commitments and contingencies	12 Months Ended
Dec. 31, 2024
Commitments And Contingencies [Abstract]
Commitments and contingencies
20.	Commitments and contingencies
The Company is party to certain management contracts. These contracts require payments of approximately $17,696,000 to directors, officers and consultants of the Company upon the occurrence of a change in control of the Company, as such term is defined by each respective consulting agreement. The Company is also committed to payments upon termination of approximately $9,138,000 pursuant to the terms of these contracts. As a triggering event has not taken place, these amounts have not been recorded in these consolidated financial statements.
The Company has been involved in a number of lawsuits challenging the Company’s envir on
mental and construction license since 2016. The Company has been successful in defending these matters but the outcome of the recent counterclaims is not determinable yet.
On November 1, 2024, the Company and its Subsidiary entered into an option agreement (the “Option Agreement”) with Franco-Nevada Corporation (“Franco Nevada”), pursuant to which, in exchange for the payment by Franco-Nevada to the Company of cash consideration of $1,000,000, Franco-Nevada acquired an option (the “Option”) to purchase a perpetual royalty equal to 4% of the gross revenue from all of the muriate of potash the Company will produce and sell from the Autazes Property (the “Royalty”). The Royalty would also apply to any potash produced and sold from other properties (including after-acquired properties) owned or held by the Subsidiary or any of its affiliates, where such potash is processed using processing facilities related to the Autazes Project. The purchase price for the Royalty (the “Royalty Purchase Price”) will be equal to the amount that would result in the forecasted Royalty revenue yielding Franco-Nevada a 12.5%
pre-tax
internal rate of return, and will be calculated at the earlier of (i) the time at which Franco-Nevada exercises the Option, and (ii) the beginning of the final
60-day
period in which Franco-Nevada is permitted to exercise the Option under the terms of the Option Agreement. The calculation of the forecasted Royalty revenue will be based on forecasted annual production volumes of the Autazes Project, as outlined in the definitive feasibility study for the Autazes Project and analyst long-term consensus prices for potash (cost and freight Brazil). Following the exercise by Franco-Nevada of the Option pursuant to the Option Agreement and subject to the conditions precedent described below, the Royalty Purchase Price will be paid by Franco-Nevada, if and when the Company has obtained full financing of project costs to achieve a minimum rate of potash production at the Autazes Project (as set forth in the Option Agreement), in quarterly installments pro rata with other sources of financing. The Royalty Purchase Price will only be used by the Company to fund costs for the construction and operation of the Autazes Project. Franco- Nevada is not obligated to pay any portion of the Royalty Purchase Price until certain conditions precedent are satisfied or waived, including, among others, (a) the Company’s Subsidary and its affiliates, Franco-Nevada, and each third-party lender providing financing for the Autazes Project entering into an intercreditor agreement; (b) receipt of all necessary regulatory and material third-party approvals and consents for the Autazes Project; and (c) the Subsidiary providing Franco-Nevada evidence of the continued availability of financing for the Autazes Project (including completed equity financings representing at least 30% of the total costs to achieve a minimum rate of potash production at the Autazes Project, as set forth in the Option Agreement). Franco Nevado is also a shareholder of the Company.
On November 13, 2024, a supplier of the Company filed a statement of claim in the Ontario Superior Court of Justice in the amount of $367,080. As at December 31, 2024, the Company has not recorded this amount in these consolidated financial statements as it believes the claim is without merit.